WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 37.1%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	575,000	$598,719	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000	521,114	(a)
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,140,000	2,318,000
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	80,000	93,024
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	120,000	140,872
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	700,000	764,038
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	2,120,000	2,350,580

Total Diversified Telecommunication Services				6,786,347

Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	70,000	73,587	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,480,000	1,553,578
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,900,342
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	640,000	764,380
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000	1,253,719
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	129,265
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	3,939,537
Comcast Corp., Senior Notes	3.750%	4/1/40	70,000	81,341

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	1

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.400%	7/15/46	70,000	$76,794
Comcast Corp., Senior Notes	4.700%	10/15/48	110,000	144,726
Comcast Corp., Senior Notes	3.450%	2/1/50	200,000	223,982
Comcast Corp., Senior Notes	2.800%	1/15/51	170,000	168,941
DISH DBS Corp., Senior Notes	5.875%	11/15/24	460,000	496,195
DISH DBS Corp., Senior Notes	7.750%	7/1/26	240,000	274,200
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000	416,892	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	820,000	1,075,343
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	279,489
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	290,000	310,193	(a)

Total Media				16,162,504

Wireless Telecommunication Services - 0.4%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	1,061,602	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	820,000	827,175	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	200,000	308,525
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	354,031
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	160,000	162,019
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000	500,790
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	370,000	372,555
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	630,000	661,640	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	630,000	713,488
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	770,000	942,911

Total Wireless Telecommunication Services				5,904,736

TOTAL COMMUNICATION SERVICES				28,853,587

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.5%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	540,000	540,000
Ford Motor Credit Co. LLC, Senior Notes	3.339%	3/28/22	200,000	202,528
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	220,500
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	260,000	271,763
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	470,000	503,487

See Notes to Schedule of Investments.

2	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	270,000	$270,709
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,210,000	1,281,233
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	560,000	581,064
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,920,000	2,134,002	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,410,000	2,754,996	(a)

Total Automobiles				8,760,282

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	450,000	493,877	(a)
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	973,838

Total Diversified Consumer Services				1,467,715

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000	282,773	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	280,000	278,881	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	300,000	314,079	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	190,000	204,671	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	950,000	986,228
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,730,000	1,807,616
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	134,035
McDonald’s Corp., Senior Notes	4.450%	3/1/47	870,000	1,095,366
McDonald’s Corp., Senior Notes	4.450%	9/1/48	750,000	955,930
McDonald’s Corp., Senior Notes	3.625%	9/1/49	80,000	91,176
McDonald’s Corp., Senior Notes	4.200%	4/1/50	220,000	272,049
Sands China Ltd., Senior Notes	4.600%	8/8/23	540,000	573,715
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000	851,937
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,070,000	1,098,248	(a)

Total Hotels, Restaurants & Leisure				8,946,704

Household Durables - 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	30,000	39,736

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	3

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 2.7%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	$491,218
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,360,000	10,350,349	(b)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	9,010,000	11,813,649
Amazon.com Inc., Senior Notes	2.700%	6/3/60	18,550,000	18,259,945
Prosus NV, Senior Notes	3.061%	7/13/31	1,850,000	1,830,234	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	3,500,000	3,376,545	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	1,150,000	1,071,341	(a)

Total Internet & Direct Marketing Retail				47,193,281

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	3.300%	4/15/40	60,000	67,161
Home Depot Inc., Senior Notes	3.350%	4/15/50	120,000	136,005
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	250,000	298,906

Total Specialty Retail				502,072

Textiles, Apparel & Luxury Goods - 0.0%††
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	400,000	421,224	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	76,000	77,558

Total Textiles, Apparel & Luxury Goods				498,782

TOTAL CONSUMER DISCRETIONARY				67,408,572

CONSUMER STAPLES - 1.6%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	870,000	997,811
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	120,000	144,476
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	1,000,000	1,214,030
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,050,000	1,311,928
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,680,000	8,000,342
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	1,670,000	2,079,302
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	697,640
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000	179,715
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	150,000	209,041	(a)

Total Beverages				14,834,285

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	140,000	161,710
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	27,442

See Notes to Schedule of Investments.

4	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNt†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	$73,625
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	14,952	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	11,893
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	301,222
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	620,000	787,509
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	760,000	877,297
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	360,000	449,846
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	280,000	375,708
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000	330,584	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	70,000	77,767	(a)

Total Food Products				3,489,555

Tobacco - 0.6%
Altria Group Inc., Senior Notes	4.400%	2/14/26	415,000	471,952
Altria Group Inc., Senior Notes	4.800%	2/14/29	252,000	295,228
Altria Group Inc., Senior Notes	2.450%	2/4/32	460,000	453,323
Altria Group Inc., Senior Notes	5.800%	2/14/39	910,000	1,144,821
Altria Group Inc., Senior Notes	5.950%	2/14/49	60,000	78,357
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,121,000	1,492,735
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,020,000	3,271,391
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,030,000	2,198,067
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	255,983

Total Tobacco				9,661,857

TOTAL CONSUMER STAPLES				27,985,697

ENERGY - 11.6%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	60,000	66,572
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,497,615

Total Energy Equipment & Services				1,564,187

Oil, Gas & Consumable Fuels - 11.5%
Apache Corp., Senior Notes	4.875%	11/15/27	180,000	193,708
Apache Corp., Senior Notes	4.375%	10/15/28	1,264,000	1,341,395
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	473,038
Apache Corp., Senior Notes	5.100%	9/1/40	6,730,000	7,227,549
Apache Corp., Senior Notes	5.250%	2/1/42	1,210,000	1,305,832
Apache Corp., Senior Notes	4.750%	4/15/43	1,460,000	1,504,143
Apache Corp., Senior Notes	4.250%	1/15/44	990,000	972,576
Apache Corp., Senior Notes	7.375%	8/15/47	200,000	241,378

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	5

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	$993,157
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	770,250	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	625,141	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,980,000	2,178,362	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	1,160,000	1,317,350	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	445,587
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	380,000	401,664
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	84,815
Chevron USA Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,812,325
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,710,000	1,903,969
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	310,000	355,540
ConocoPhillips, Senior Notes	4.300%	8/15/28	1,370,000	1,609,390	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	20,000	22,181
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,180,000	1,424,077	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	1,721,397
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	860,000	838,100	(c)(d)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	795,815	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,300,000	1,608,750	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,210,000	1,372,417	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,291,451
Devon Energy Corp., Senior Notes	5.250%	10/15/27	456,000	487,148	(a)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	364,000	402,266	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	650,000	709,154	(a)
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	311,389
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	488,191
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,100,000	1,375,837
Devon Energy Corp., Senior Notes	4.750%	5/15/42	1,390,000	1,593,322

See Notes to Schedule of Investments.

6	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	2,390,000	$2,828,990
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	370,000	389,809
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	460,000	496,989
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	100,000	108,570
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	640,000	732,737
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,713,666
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	2,030,347
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,190,000	3,281,904	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	3,402,218	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,740,000	2,748,494	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,350,000	4,507,688	(c)(d)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	514,641
Energy Transfer LP, Senior Notes	6.500%	2/1/42	590,000	777,736
Energy Transfer LP, Senior Notes	6.100%	2/15/42	720,000	908,513
Energy Transfer LP, Senior Notes	5.950%	10/1/43	950,000	1,199,566
Energy Transfer LP, Senior Notes	5.300%	4/15/47	5,280,000	6,260,410
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,990,000	2,405,250
Energy Transfer LP, Senior Notes	6.000%	6/15/48	1,160,000	1,480,254
Energy Transfer LP, Senior Notes	6.250%	4/15/49	1,160,000	1,533,035
Energy Transfer LP, Senior Notes	5.000%	5/15/50	1,160,000	1,365,663
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	302,545
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	600,000	853,737
Enterprise Products Operating LLC, Senior Notes	6.450%	9/1/40	960,000	1,420,781
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	370,000	522,255

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	7

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	570,000	$734,577
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	700,000	828,925
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	806,216	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	90,000	107,965
EOG Resources Inc., Senior Notes	4.950%	4/15/50	300,000	409,425
EQT Corp., Senior Notes	3.000%	10/1/22	70,000	71,080
EQT Corp., Senior Notes	6.625%	2/1/25	50,000	57,848
EQT Corp., Senior Notes	3.125%	5/15/26	650,000	670,394	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	880,000	955,931
EQT Corp., Senior Notes	5.000%	1/15/29	90,000	101,888
EQT Corp., Senior Notes	7.500%	2/1/30	200,000	262,989
EQT Corp., Senior Notes	3.625%	5/15/31	560,000	593,936	(a)
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,476,661
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,230,000	1,560,609
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	739,267
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	568,506
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	592,683
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	101,503
Kinder Morgan Energy Partners LP, Senior Notes	6.500%	9/1/39	670,000	954,631
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,180,000	1,682,513
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,240,000	1,743,082
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	1,340,000	1,690,884
MEG Energy Corp., Senior Notes	5.875%	2/1/29	120,000	124,213	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,185,278
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	566,619
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	1,031,644
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,753,736
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,424,684
MPLX LP, Senior Notes	5.500%	2/15/49	1,460,000	1,904,524
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	650,000	681,671	(a)

See Notes to Schedule of Investments.

8	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,040,000	$1,162,268
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	830,000	909,892
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	854,754
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	3,070,000	3,749,990
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	8,190,000	9,686,313
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	25,450,000	13,386,827
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,138,157
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	2,780,000	2,745,806
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	3,620,000	3,643,530
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	800,560
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,070,000	1,052,516
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,110,000	1,052,058
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,800,000	2,684,794
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	2,982,079
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,510,000	5,147,195
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	2,916,427
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,629,253
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	710,983
Range Resources Corp., Senior Notes	5.875%	7/1/22	106,000	107,456
Range Resources Corp., Senior Notes	5.000%	3/15/23	897,000	929,552
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	613,299
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,246,941	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	9

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	$2,759,006	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	270,000	291,964
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,380,000	1,504,942
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,579
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	270,000	297,986
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	430,000	465,546	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	70,000	72,450	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,478,799
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	320,000	335,629
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	1,032,500
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	171,712
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	1,190,000	1,282,041
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	1,210,000	1,315,827
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	1,450,000	1,629,873
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	2,399,232
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000	795,625
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,780,000	1,991,268
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	310,000	365,360
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,780,000	1,993,067

See Notes to Schedule of Investments.

10	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000		$2,217,180
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,520,000		2,385,961
Williams Cos. Inc., Senior Notes	6.300%	4/15/40	840,000		1,164,988
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,680,000		2,280,713
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	150,000		188,559

Total Oil, Gas & Consumable Fuels					198,980,801

TOTAL ENERGY					200,544,988

FINANCIALS - 9.7%
Banks - 7.3%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	8/16/21	1,460,000		1,460,243	(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		857,465	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		2,090,619	(a)(c)(d)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	6,400,000	EUR	7,642,487	(c)(d)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		7,199,000	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	620,000		696,648	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000		1,581,044	(c)(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	710,000		736,641	(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	11

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	120,000		$145,636	(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,520,000		2,858,983
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,955,775	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,100,000		2,382,187	(c)(d)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		3,460,118	(d)
BBVA USA, Subordinated Notes	3.875%	4/10/25	490,000		543,361
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	3,013,449	(c)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		241,001	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	2,790,000		3,266,713	(a)(c)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,050,000		1,145,512	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	230,000		279,659	(a)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	10,320,000		11,377,800	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,250,000		1,349,375	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		2,272,362
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		1,078,826
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		690,694
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	370,000		427,464

See Notes to Schedule of Investments.

12	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		$2,125,047
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	200,000		258,136
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	6,400,000	EUR	8,411,329	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	2,620,000	GBP	4,327,715	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,965,556	(a)(c)(d)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	5,178,161	(c)(d)(e)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		930,357	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		953,245	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,400,000		1,598,625	(c)(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		3,203,538	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		655,096
Intesa Sanpaolo SpA, Junior Subordinated Notes (5.875% to 9/1/31 then EUR 5 year Swap Rate + 6.086%)	5.875%	9/1/31	6,680,000	EUR	9,136,941	(c)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		217,084	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		237,325	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	110,000		114,498	(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	13

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	440,000	$460,303	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000	1,896,297
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,620,000	1,726,755	(d)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000	1,434,612	(c)(d)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,700,000	1,743,603	(a)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000	961,345	(c)(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	890,000	952,006	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	410,000	489,371	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	7,670,000	10,712,861	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,840,000	2,117,367
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000	1,736,497
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000	643,465

Total Banks				124,940,197

Capital Markets - 1.8%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	5,190,000	5,455,988	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	222,367	(a)(c)(d)

See Notes to Schedule of Investments.

14	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000	$338,389	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000	1,920,450	(a)(c)(d)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	530,000	685,890
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	790,000	826,418	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	719,069	(a)(d)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	8/30/21	109,000	108,715	(c)(d)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	520,000	691,718
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,150,000	4,227,981	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000	495,008	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	50,000	53,026	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	685,027
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	2,521,183
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000	6,195,143
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	60,000	70,573	(d)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	190,000	289,029	(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	15

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	$2,540,647	(c)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		3,166,402	(a)(c)(d)

Total Capital Markets					31,213,023

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	173,000		179,482
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	1,210,000		1,486,450
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.660%	12/21/65	740,000		609,745	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000		674,439
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	23,000		24,000	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000		168,280	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000		440,962	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000		946,021	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000		81,300	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000		2,483,937	(f)(g)

Total Diversified Financial Services					7,094,616

Insurance - 0.2%
American International Group Inc., Senior Notes	3.400%	6/30/30	1,080,000		1,194,806
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000		2,513,507	(a)

Total Insurance					3,708,313

TOTAL FINANCIALS					166,956,149

HEALTH CARE - 4.6%
Biotechnology - 0.2%
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,440,000		4,064,850

See Notes to Schedule of Investments.

16	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,317,000	$1,471,721

Health Care Providers & Services - 1.2%
Centene Corp., Senior Notes	5.375%	6/1/26	350,000	365,032	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	2,063,711
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	630,000	722,862
CVS Health Corp., Senior Notes	4.300%	3/25/28	170,000	196,997
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	1,420,716
CVS Health Corp., Senior Notes	4.125%	4/1/40	820,000	972,861
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,790,000	10,397,754
CVS Health Corp., Senior Notes	4.250%	4/1/50	90,000	110,752
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	1,084,946
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	1,325,075
HCA Inc., Senior Notes	5.375%	2/1/25	150,000	170,198
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	512,024
HCA Inc., Senior Notes	5.625%	9/1/28	60,000	72,229
HCA Inc., Senior Notes	5.875%	2/1/29	310,000	379,750
HCA Inc., Senior Notes	3.500%	9/1/30	480,000	521,556
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	274,214
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	190,000	203,815
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	1,054,207

Total Health Care Providers & Services				21,848,699

Pharmaceuticals - 3.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	6,060,000	6,567,525	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	3,880,000	4,200,100	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,330,527	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,130,000	1,125,729	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,140,000	1,183,930	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	300,000	282,723	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,050,000	1,073,672	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	100,000	103,309	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	100,000	100,335

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	17

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,097,000	$2,112,728
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	4,056,000	4,477,134
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,300,000	1,286,675
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	4,944,000	5,435,681
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,594,000	2,492,445
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	520,000	576,550
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	16,567,000	14,649,618

Total Pharmaceuticals				52,998,681

TOTAL HEALTH CARE				80,383,951

INDUSTRIALS - 2.2%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	2.700%	2/1/27	750,000	779,560
Boeing Co., Senior Notes	5.150%	5/1/30	1,950,000	2,325,000
Boeing Co., Senior Notes	3.250%	2/1/35	2,030,000	2,103,777
Boeing Co., Senior Notes	3.550%	3/1/38	170,000	176,246
Boeing Co., Senior Notes	5.705%	5/1/40	1,600,000	2,083,314
Boeing Co., Senior Notes	3.750%	2/1/50	130,000	135,376
Boeing Co., Senior Notes	5.805%	5/1/50	3,700,000	5,055,339
Boeing Co., Senior Notes	5.930%	5/1/60	1,010,000	1,399,849
General Dynamics Corp., Senior Notes	4.250%	4/1/40	40,000	50,122
General Dynamics Corp., Senior Notes	4.250%	4/1/50	190,000	248,089
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,190,000	3,157,468

Total Aerospace & Defense				17,514,140

Air Freight & Logistics - 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,817,043

Airlines - 0.8%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,450,000	1,461,102
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	190,000	196,159
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	870,000	882,515
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	850,000	1,001,147
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,850,000	2,177,291	(a)

See Notes to Schedule of Investments.

18	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,490,000	$2,678,178	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,110,000	1,241,607	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	680,000	741,200	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	522,000	586,788	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	430,000	442,956	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,890,000	2,976,700	(a)

Total Airlines				14,385,643

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	1,170,507
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	330,000	343,200	(a)

Total Commercial Services & Supplies				1,513,707

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	3.700%	4/15/50	470,000	565,173
General Electric Co., Senior Notes	3.450%	5/1/27	130,000	144,236
General Electric Co., Senior Notes	3.625%	5/1/30	270,000	305,311
General Electric Co., Senior Notes	6.875%	1/10/39	299,000	455,959

Total Industrial Conglomerates				1,470,679

Trading Companies & Distributors - 0.1%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	650,000	645,249	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	387,664
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	320,611
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	350,606
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	410,000	422,300

Total Trading Companies & Distributors				2,126,430

TOTAL INDUSTRIALS				38,827,642

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	19

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	$324,176	(a)

IT Services - 0.1%
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,720,000	2,131,982

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,020,000	2,292,819
NVIDIA Corp., Senior Notes	3.500%	4/1/40	220,000	252,753
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,070,000	1,239,434
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	485,744

Total Semiconductors & Semiconductor Equipment				4,270,750

TOTAL INFORMATION TECHNOLOGY				6,726,908

MATERIALS - 0.6%
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	258,375	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	200,000	204,477	(a)

Total Containers & Packaging				462,852

Metals & Mining - 0.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	606,182	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	302,964	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	739,019	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	310,000	453,381
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	10,378
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	43,599
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	240,000	264,026
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	960,000	1,235,347
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	159,158	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	3,149,485	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	990,000	1,103,431	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	1,026,161

Total Metals & Mining				9,093,131

Paper & Forest Products - 0.0%††
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	420,000	438,081

TOTAL MATERIALS				9,994,064

See Notes to Schedule of Investments.

20	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.8%
Electric Utilities - 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	$2,403,247	(a)
FirstEnergy Corp., Senior Notes	4.650%	7/15/27	1,320,000	1,472,325
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,830,000	8,156,230
FirstEnergy Corp., Senior Notes	5.600%	7/15/47	250,000	314,777
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	610,000	575,970
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	200,000	181,939
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	680,000	609,699

TOTAL UTILITIES				13,714,187

TOTAL CORPORATE BONDS & NOTES (Cost - $571,277,016)				641,395,745

SOVEREIGN BONDS - 27.4%
Argentina - 0.8%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,241,955	479,395
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	8,707,393	3,186,906
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	14,504,705	4,714,174
Argentine Republic Government International Bond, Senior Notes, Step bond (2.000% to 7/9/22 then 3.875%)	2.000%	1/9/38	2,874,178	1,145,360
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000	416,500	*(a)(h)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000	955,450	*(a)(h)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	700,000	533,960	(e)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	824,492	628,923	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	21

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	378,779		$261,361	(e)

Provincia de Cordoba, Senior Notes, Step bond (3.000% to 8/1/21, 5.000% to 8/1/22 then 6.875% PIK)	3.000%	2/1/29	1,034,131		661,854	(a)(i)

Total Argentina					12,983,883

Australia - 1.9%
Australia Government Bond, Senior Notes	3.000%	3/21/47	27,230,000	AUD	23,963,131	(e)
Australia Government Bond, Senior Notes	1.750%	6/21/51	11,560,000	AUD	7,940,278	(e)

Total Australia					31,903,409

Brazil - 0.6%
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		1,877,474
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,000,000		9,010,800

Total Brazil					10,888,274

China - 1.8%
China Government Bond	3.290%	5/23/29	28,500,000	CNY	4,523,432
China Government Bond	3.390%	3/16/50	110,000,000	CNY	16,669,804
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	321,831	(e)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,748,632	(e)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,436,908	(e)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,677,887	(e)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,819,666	(e)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	328,832	(e)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	865,333	(e)

Total China					31,392,325

Dominican Republic - 0.1%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	2,340,000		2,366,933	(a)

Egypt - 0.2%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	243,781
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,980,000		3,154,303	(a)

Total Egypt					3,398,084

Ghana - 0.1%
Ghana Government International Bond	10.750%	10/14/30	870,000		1,086,630	(a)

See Notes to Schedule of Investments.

22	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - (continued)
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		$333,499	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	910,000		891,782	(a)

Total Ghana					2,311,911

Indonesia - 6.4%
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	275,831
Indonesia Treasury Bond	7.000%	5/15/27	200,138,000,000	IDR	14,862,452
Indonesia Treasury Bond	9.000%	3/15/29	114,267,000,000	IDR	9,279,834
Indonesia Treasury Bond	8.250%	5/15/29	355,437,000,000	IDR	27,825,464
Indonesia Treasury Bond	7.000%	9/15/30	233,933,000,000	IDR	17,024,338
Indonesia Treasury Bond	6.500%	2/15/31	143,819,000,000	IDR	10,107,356
Indonesia Treasury Bond	8.375%	3/15/34	290,150,000,000	IDR	22,667,304
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,491,620
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	502,865
Indonesia Treasury Bond	7.375%	5/15/48	65,063,000,000	IDR	4,664,967

Total Indonesia					110,702,031

Ivory Coast - 0.5%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	2,582,994	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,420,000		1,542,177	(e)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,820,000		3,062,632	(a)
Ivory Coast Government International Bond, Senior Notes, Step bond	5.750%	12/31/32	475,800		482,661	(e)

Total Ivory Coast					7,670,464

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,534,153	(a)

Mexico - 6.4%
Mexican Bonos, Bonds	8.000%	11/7/47	628,180,000	MXN	32,813,517
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,526,885,400	MXN	78,114,900

Total Mexico					110,928,417

Russia - 8.2%
Russian Federal Bond - OFZ	7.750%	9/16/26	218,960,000	RUB	3,139,224
Russian Federal Bond - OFZ	7.950%	10/7/26	218,960,000	RUB	3,159,881
Russian Federal Bond - OFZ	8.150%	2/3/27	1,998,947,000	RUB	29,191,875
Russian Federal Bond - OFZ	6.000%	10/6/27	226,900,000	RUB	2,992,336
Russian Federal Bond - OFZ	7.050%	1/19/28	2,715,624,000	RUB	37,814,444

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	23

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - (continued)
Russian Federal Bond - OFZ	6.900%	5/23/29	1,068,125,000	RUB	$14,768,181
Russian Federal Bond - OFZ	7.650%	4/10/30	321,260,000	RUB	4,662,423
Russian Federal Bond - OFZ	7.700%	3/23/33	437,180,000	RUB	6,392,459
Russian Federal Bond - OFZ	7.250%	5/10/34	974,600,000	RUB	13,744,300
Russian Federal Bond - OFZ	7.700%	3/16/39	1,766,040,000	RUB	26,042,563

Total Russia					141,907,686

Supranational - 0.1%
International Bank for Reconstruction & Development, Senior Notes	8.400%	10/12/21	34,200,000,000	IDR	2,385,310

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,350,000		1,408,158	(a)
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	2,260,000		2,336,255	(a)

Total Ukraine					3,744,413

TOTAL SOVEREIGN BONDS (Cost - $490,736,273)					474,117,293

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.2%
U.S. Government Obligations - 19.2%
U.S. Treasury Bonds	1.125%	8/15/40	170,000		151,419
U.S. Treasury Bonds	2.250%	5/15/41	9,530,000		10,239,538	(j)
U.S. Treasury Bonds	3.000%	5/15/45	39,750,000		48,431,338
U.S. Treasury Bonds	2.000%	2/15/50	4,020,000		4,102,599
U.S. Treasury Bonds	1.250%	5/15/50	12,620,000		10,746,226
U.S. Treasury Bonds	1.375%	8/15/50	39,730,000		34,908,082
U.S. Treasury Bonds	1.625%	11/15/50	31,780,000		29,716,783
U.S. Treasury Bonds	1.875%	2/15/51	65,010,000		64,568,135
U.S. Treasury Bonds	2.375%	5/15/51	35,800,000		39,724,016
U.S. Treasury Notes	0.375%	9/30/27	12,240,000		11,867,062
U.S. Treasury Notes	0.625%	12/31/27	8,740,000		8,577,491
U.S. Treasury Notes	0.750%	1/31/28	31,350,000		30,981,393
U.S. Treasury Notes	1.250%	4/30/28	3,830,000		3,901,289
U.S. Treasury Notes	0.625%	5/15/30	17,540,000		16,743,848
U.S. Treasury Notes	0.875%	11/15/30	4,650,000		4,515,949
U.S. Treasury Notes	1.125%	2/15/31	5,510,000		5,463,079
U.S. Treasury Notes	1.625%	5/15/31	7,360,000		7,630,825

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $329,453,879)					332,269,072

See Notes to Schedule of Investments.

24	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(K) - 4.5%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.960%)	1.049%	7/25/35	76,809	$76,767	(d)
Banc of America Funding Corp., 2015-R3 2A2	0.222%	2/27/37	4,399,689	3,827,641	(a)(d)
Benchmark Mortgage Trust, 2020-IG3 C	3.289%	9/15/48	1,190,000	1,226,182	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.581%	5/15/37	6,500,000	6,056,370	(a)(d)
CSMC Trust, 2015-2R 7A2	2.458%	8/27/36	8,613,979	7,602,924	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/21	6,260,000	6,011,051	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.189%	6/25/50	800,000	838,671	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	3.050%	12/25/50	2,180,000	2,202,373	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,300,000	4,574,520	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	3,268,000	3,450,771	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	8.039%	5/25/25	1,557,849	1,492,026	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	5.239%	10/25/29	4,420,000	4,778,047	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.089%	7/25/25	190,715	193,042	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	5.839%	7/25/29	3,400,000	3,758,689	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	3.689%	1/25/30	3,880,000	4,062,920	(a)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	25

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.489%	5/25/30	2,442,879	$2,477,261	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.639%	7/25/30	5,280,000	5,423,440	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 4.000%)	4.093%	9/15/31	8,345,000	2,794,048	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.356%	11/25/36	1,531,657	1,289,849	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.071%	4/17/45	79,314	23,976	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.358%)	8.451%	6/15/35	10,570,000	4,211,056	(a)(d)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	2.043%	5/15/23	3,350,000	3,361,478	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	97,870	48,604	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	5,298	5,220	(d)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	71,728	48,699
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	97,197	100,688
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x1 mo. USD LIBOR + 5.550%)	5.461%	2/25/36	1,767,431	481,109	(d)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	0.834%	5/20/34	203,159	198,512	(d)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.493%	5/15/38	2,070,000	2,093,835	(a)(d)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	4.493%	11/15/27	5,070,000	51	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	15,220	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	309,998	5,306	(a)(d)

See Notes to Schedule of Investments.

26	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	0.884%	1/25/45	3,409,419	$2,873,380	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.960%)	1.049%	12/25/45	1,635,713	1,069,028	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.107%	2/25/46	1,796,115	1,726,882	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $93,811,125)				78,399,636

ASSET-BACKED SECURITIES - 3.1%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	2.564%	1/25/34	288,827	283,096	(d)
AGL CLO 6 Ltd., 2020-6A ER (3 mo. USD LIBOR + 6.500%)	6.634%	7/20/34	2,680,000	2,680,000	(a)(d)
Bayview Financial Mortgage Pass- Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.435%)	0.522%	11/28/36	2,088,812	1,962,823	(d)
BlueMountain CLO XXIX Ltd., 2020-29A ER (3 mo. USD LIBOR + 6.860%)	6.978%	7/25/34	4,640,000	4,605,075	(a)(d)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	1,900,202	1,998,418	(d)
Dryden 95 CLO Ltd., 2021-95A SUB	0.000%	8/20/34	3,900,000	3,408,600	(a)(d)(f)(j)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,330,000	3,813,993
Hayfin US XIV Ltd., 2021-14A E (3 mo. USD LIBOR + 7.180%)	7.314%	7/20/34	5,110,000	4,960,287	(a)(d)(j)
ITE Rail Fund Levered LP, 2021-1A A	2.250%	2/28/51	1,673,721	1,703,368	(a)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	1.446%	12/27/38	3,288,326	3,173,914	(d)
Mercury Financial Credit Card Master Trust, 2021-1A C	4.210%	3/20/26	4,500,000	4,506,869	(a)
Mill City Solar Loan Ltd., 2019-1A A	4.340%	3/20/43	3,447,721	3,812,568	(a)
MVW LLC, 2021-1WA D	3.170%	1/22/41	1,612,715	1,621,725	(a)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	3,990,000	4,159,201	(a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2, Step bond	6.217%	4/25/35	4,293,974	3,599,793
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.439%	8/25/36	1,775,749	1,757,437	(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	27

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,790,000	$1,801,298	(a)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	3,340,000	3,365,732	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $51,842,470)				53,214,197

SENIOR LOANS - 0.9%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.842%	3/1/27	843,320	826,719	(d)(l)(m)

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	1,371,312	1,368,981	(d)(l)(m)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.588%	11/18/24	65,994	65,210	(d)(l)(m)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.814%	1/31/26	814,206	805,681	(d)(l)(m)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	1,372,395	1,371,825	(d)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.593%	1/31/28	360,000	354,901	(d)(l)(m)

Total Media				3,966,598

TOTAL COMMUNICATION SERVICES				4,793,317

CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	9/23/26	856,053	853,258	(d)(l)(m)

Hotels, Restaurants & Leisure - 0.3%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	11/19/26	1,011,340	993,166	(d)(l)(m)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.842%	7/31/24	283,392	280,853	(d)(l)(m)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.842%	3/11/25	1,012,461	998,064	(d)(l)(m)

See Notes to Schedule of Investments.

28	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.854%	12/23/24	1,177,547	$1,165,943	(d)(l)(m)
Golden Nugget Inc., First Lien Initial Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	10/4/23	165,791	164,399	(d)(l)(m)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.839%	6/22/26	399,506	395,031	(d)(l)(m)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.842%	8/14/24	1,079,854	1,065,384	(d)(l)(m)

Total Hotels, Restaurants & Leisure				5,062,840

TOTAL CONSUMER DISCRETIONARY				5,916,098

FINANCIALS - 0.1%
Capital Markets - 0.0%††
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	313,088	312,760	(d)(l)(m)

Diversified Financial Services - 0.1%
Jane Street Group LLC, Dollar Term Loan	2.839-2.842%	1/26/28	332,393	327,822	(d)(l)(m)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.842%	11/16/26	371,777	367,749	(d)(l)(m)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.085%	3/1/26	98,754	98,172	(d)(l)(m)

Total Diversified Financial Services				793,743

Insurance - 0.0%††
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.092%	11/3/24	557,078	548,722	(d)(l)(m)

TOTAL FINANCIALS				1,655,225

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	29

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.842%	11/17/25	791,578	$785,866	(d)(l)(m)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	359,611	357,527	(d)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.339%	3/5/26	274,421	271,300	(d)(l)(m)

Total Health Care Providers & Services				1,414,693

Health Care Technology - 0.1%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.410%	2/11/26	235,210	235,563	(d)(l)(m)
Change Healthcare Holdings LLC, Closing Date Term Loan	2.500-3.500%	3/1/24	976,967	976,307	(d)(l)(m)

Total Health Care Technology				1,211,870

Pharmaceuticals - 0.0%††
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	6/2/25	227,667	226,330	(d)(l)(m)

TOTAL HEALTH CARE				2,852,893

INFORMATION TECHNOLOGY - 0.0%††
Technology Hardware, Storage & Peripherals - 0.0%††
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	492,478	492,316	(d)(l)(m)

MATERIALS - 0.0%††
Containers & Packaging - 0.0%††
Berry Global Inc., Term Loan Z (2 mo. USD LIBOR + 1.750%)	1.856%	7/1/26	271,961	269,096	(d)(l)(m)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.842%	2/4/27	233,164	231,023	(d)(l)(m)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.842%	2/6/23	17,768	17,730	(d)(l)(m)

TOTAL MATERIALS				517,849

REAL ESTATE - 0.0%††
Real Estate Management & Development - 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	426,131	425,398	(d)(l)(m)

TOTAL SENIOR LOANS (Cost - $16,809,493)				16,653,096

See Notes to Schedule of Investments.

30	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

	SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
	PURCHASED OPTIONS - 0.4%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
	Australian Dollar Futures, Call @ $74.00	8/6/21	34	34,000	$4,080
	Australian Dollar Futures, Put @ $74.50	8/6/21	33	33,000	38,940
	Australian Dollar Futures, Put @ $75.00	8/6/21	32	32,000	53,120
	Canadian Dollar Futures, Call @ $80.50	8/6/21	33	33,000	4,950
	Euro Futures, Call @ $1.18	8/6/21	65	8,125,000	60,937
	Euro Futures, Call @ $1.19	8/6/21	66	8,250,000	33,000
	Euro Futures, Call @ $1.19	9/3/21	66	8,250,000	51,975
	Euro Futures, Put @ $1.19	8/6/21	132	16,500,000	39,600
	Japanese Yen Futures, Call @ $90.00	8/6/21	162	202,500	230,850
	Japanese Yen Futures, Call @ $90.50	8/6/21	161	201,250	138,863
	Japanese Yen Futures, Call @ $91.50	8/6/21	65	81,250	8,938
	U.S. Treasury 10-Year Notes Futures, Call @ $134.25	8/27/21	66	66,000	50,531
	U.S. Treasury 10-Year Notes Futures, Put @ $132.00	8/27/21	65	65,000	5,078
	U.S. Treasury 10-Year Notes Futures, Put @ $134.25	8/27/21	132	132,000	74,250
	U.S. Treasury 10-Year Notes Futures, Put @ $135.00	8/27/21	130	130,000	123,906
	U.S. Treasury Long-Term Bonds Futures, Call @ $164.50	8/27/21	198	198,000	365,063
	U.S. Treasury Long-Term Bonds Futures, Call @ $165.50	8/27/21	66	66,000	90,750
	U.S. Treasury Long-Term Bonds Futures, Put @ $164.50	8/27/21	42	42,000	68,250
	U.S. Treasury Long-Term Bonds Futures, Put @ $166.00	8/27/21	65	65,000	159,453

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,481,813)					1,602,534

	COUNTERPARTY
	OTC PURCHASED OPTIONS - 0.3%
Credit default swaption to buy protection on Markit CDX.NA.HY.36 Index, Call @ 109.50bps	Morgan Stanley & Co. Inc.	8/18/21	17,220,000	17,220,000	28,990
U.S. Dollar/Brazilian Real, Put @ 5.25BRL	Morgan Stanley & Co. Inc.	10/8/21	17,270,000	17,270,000	510,022

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	31

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Colombian Peso, Put @ 3,600.00COP	Citibank N.A.	8/17/21	17,000,000	17,000,000	$2,029
U.S. Dollar/Colombian Peso, Put @ 3,570.00COP	Morgan Stanley & Co. Inc.	8/18/21	16,660,000	16,660,000	1,394
U.S. Dollar/Euro, Put @ $1.23	BNP Paribas SA	8/11/21	17,280,000	17,280,000	40
U.S. Dollar/Euro, Put @ $1.22	Goldman Sachs Group Inc.	8/19/21	21,360,000	21,360,000	1,495
U.S. Dollar/Euro, Put @ $1.19	Morgan Stanley & Co. Inc.	9/30/21	33,740,000	33,740,000	298,965
U.S. Dollar/Japanese Yen, Put @ 110.00JPY	Goldman Sachs Group Inc.	9/30/21	16,870,000	16,870,000	174,730
U.S. Dollar/Russian Ruble, Call @ 73.20RUB	Goldman Sachs Group Inc.	9/15/21	16,710,000	16,710,000	301,841
U.S. Dollar/Russian Ruble, Call @ 72.00RUB	Goldman Sachs Group Inc.	9/27/21	17,050,000	17,050,000	545,601
U.S. Dollar/Russian Ruble, Call @ 74.30RUB	Goldman Sachs Group Inc.	10/19/21	17,270,000	17,270,000	360,795
U.S. Dollar/Russian Ruble, Put @ 74.15RUB	Morgan Stanley & Co. Inc.	8/3/21	16,530,000	16,530,000	226,149
U.S. Dollar/Russian Ruble, Put @ 75.00RUB	Goldman Sachs Group Inc.	8/6/21	18,030,000	18,030,000	446,002
U.S. Dollar/Russian Ruble, Put @ 73.00RUB	Goldman Sachs Group Inc.	9/20/21	16,979,000	16,979,000	193,371
U.S. Dollar/Russian Ruble, Put @ 74.00RUB	Citibank N.A. Goldman	9/30/21	17,190,000	17,190,000	335,461
U.S. Dollar/Russian Ruble, Put @ 73.50RUB	Sachs Group Inc.	10/5/21	17,159,000	17,159,000	277,674

See Notes to Schedule of Investments.

32	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Russian Ruble, Put @ 73.50RUB	Morgan Stanley & Co. Inc.	10/11/21	8,450,000	8,450,000	$140,784
U.S. Dollar/Russian Ruble, Put @ 74.83RUB	JPMorgan Chase & Co.	10/28/21	17,070,000	17,070,000	474,286
U.S. Dollar/Russian Ruble, Put @ 74.70RUB	Goldman Sachs Group Inc.	1/13/22	16,900,000	16,900,000	478,492

TOTAL OTC PURCHASED OPTIONS (Cost - $6,203,832)					4,798,121

TOTAL PURCHASED OPTIONS (Cost - $7,685,645)					6,400,655

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.3%
California - 0.0%††
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A		7.000%	10/1/39	360,000	484,413	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N		3.706%	5/15/2120	205,000	230,161

Total California					714,574

Illinois - 0.2%
State of Illinois, GO		5.100%	6/1/33	2,925,000	3,510,707

Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B1		4.000%	4/1/44	820,000	799,664	(d)

TOTAL MUNICIPAL BONDS (Cost - $4,092,820)					5,024,945

				SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.				40,182	223,010
Southwestern Energy Co.				47,139	222,025	*

TOTAL ENERGY					445,035

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares				210,820	2,048,116	*

TOTAL COMMON STOCKS (Cost - $4,347,550)					2,493,151

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	33

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY		EXPIRATION DATE	WARRANTS		VALUE
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $67,285)		5/28/28	70,273		$62,542	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,570,123,556)					1,610,030,332

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 0.3%
SOVEREIGN BONDS - 0.1%
Egypt Treasury Bills (Cost - $851,948)	12.826%	4/12/22	14,550,000	EGP	$851,551	(n)

			SHARES
MONEY MARKET FUNDS - 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $4,283,953)	0.010%		4,283,953		4,283,953	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,135,901)					5,135,504

TOTAL INVESTMENTS - 93.3% (Cost - $1,575,259,457)					1,615,165,836
Other Assets in Excess of Liabilities - 6.7%					115,281,329

TOTAL NET ASSETS - 100.0%					$1,730,447,165

See Notes to Schedule of Investments.

34	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	The coupon payment on this security is currently in default as of July 31, 2021.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $4,283,953 and the cost was $4,283,953 (Note 2).

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	35

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	8/6/21	$75.00	45	45,000	$(675)
Australian Dollar Futures, Call	8/6/21	75.50	130	130,000	(1,300)
Australian Dollar Futures, Call	8/6/21	76.00	197	197,000	(985)
Australian Dollar Futures, Call	8/6/21	76.50	163	163,000	(815)
Australian Dollar Futures, Call	8/6/21	78.00	65	65,000	(325)
Australian Dollar Futures, Call	9/3/21	74.00	66	66,000	(33,660)
British Pound Futures, Call	8/6/21	139.00	64	40,000	(19,600)
Canadian Dollar Futures, Call	8/6/21	81.00	97	97,000	(4,365)
Canadian Dollar Futures, Call	8/6/21	82.00	33	33,000	(165)
Canadian Dollar Futures, Call	9/3/21	80.50	33	33,000	(16,500)
Euro Futures, Call	8/6/21	1.19	66	8,250,000	(14,850)
Euro Futures, Call	8/6/21	1.20	227	28,375,000	(17,025)

See Notes to Schedule of Investments.

36	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SCHEDULE OF WRITTEN OPTIONS - (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro Futures, Call	8/6/21	$1.20		65	8,125,000	$(1,625)
Euro Futures, Put	8/6/21	1.18		65	8,125,000	(7,313)
Euro-Bund Futures, Put	8/27/21	172.00	EUR	130	13,000,000	(3,084)
Euro-Bund Futures, Put	8/27/21	173.00	EUR	128	12,800,000	(7,592)
Euro-Bund Futures, Put	8/27/21	175.50	EUR	66	6,600,000	(29,751)
Euro-Bund Futures, Put	8/27/21	176.00	EUR	66	6,600,000	(42,278)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	98.75		309	772,500	(309,000)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.13		462	1,155,000	(173,250)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.25		965	2,412,500	(223,156)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75		2,652	6,630,000	(364,650)
U.S. Treasury 5-Year Notes Futures, Call	8/27/21	124.50		327	327,000	(99,633)
U.S. Treasury 5-Year Notes Futures, Put	8/27/21	124.00		717	717,000	(128,836)
U.S. Treasury 5-Year Notes Futures, Put	8/27/21	124.25		327	327,000	(84,305)
U.S. Treasury 10-Year Notes Futures, Call	8/27/21	134.00		1,413	1,413,000	(1,302,609)
U.S. Treasury 10-Year Notes Futures, Call	8/27/21	134.50		389	389,000	(243,125)
U.S. Treasury 10-Year Notes Futures, Call	8/27/21	135.00		866	866,000	(351,812)
U.S. Treasury 10-Year Notes Futures, Call	8/27/21	135.50		359	359,000	(89,750)
U.S. Treasury 10-Year Notes Futures, Call	8/27/21	136.00		26	26,000	(3,656)
U.S. Treasury 10-Year Notes Futures, Call	9/24/21	134.50		458	458,000	(286,250)
U.S. Treasury 10-Year Notes Futures, Call	9/24/21	135.00		197	197,000	(86,188)
U.S. Treasury 10-Year Notes Futures, Put	8/27/21	132.50		260	260,000	(32,500)
U.S. Treasury 10-Year Notes Futures, Put	8/27/21	133.00		302	302,000	(61,344)
U.S. Treasury 10-Year Notes Futures, Put	8/27/21	133.50		1,828	1,828,000	(571,250)
U.S. Treasury 10-Year Notes Futures, Put	8/27/21	134.00		535	535,000	(250,781)
U.S. Treasury 10-Year Notes Futures, Put	9/24/21	132.00		147	147,000	(48,234)
U.S. Treasury 10-Year Notes Futures, Put	9/24/21	133.00		245	245,000	(141,641)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	160.00		163	163,000	(820,094)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	161.00		196	196,000	(820,750)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	162.00		128	128,000	(436,000)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	163.00		97	97,000	(263,719)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	164.00		1	1,000	(2,109)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	165.00		745	745,000	(1,187,344)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	37

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SCHEDULE OF WRITTEN OPTIONS - (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury Long-Term Bonds Futures, Call		8/27/21	$166.00		423	423,000		$(495,703)
U.S. Treasury Long-Term Bonds Futures, Call		8/27/21	167.00		654	654,000		(551,812)
U.S. Treasury Long-Term Bonds Futures, Call		8/27/21	168.00		245	245,000		(141,641)
U.S. Treasury Long-Term Bonds Futures, Put		8/27/21	152.00		654	654,000		(20,438)
U.S. Treasury Long-Term Bonds Futures, Put		8/27/21	158.00		586	586,000		(82,406)
U.S. Treasury Long-Term Bonds Futures, Put		8/27/21	161.00		65	65,000		(30,469)
U.S. Treasury Long-Term Bonds Futures, Put		8/27/21	161.50		196	196,000		(113,313)
U.S. Treasury Long-Term Bonds Futures, Put		8/27/21	162.00		1,162	1,162,000		(798,875)
U.S. Treasury Long-Term Bonds Futures, Put		8/27/21	163.00		313	313,000		(313,000)
U.S. Treasury Long-Term Bonds Futures, Put		8/27/21	163.50		99	99,000		(117,562)
U.S. Treasury Long-Term Bonds Futures, Put		8/27/21	164.00		367	367,000		(510,359)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $12,546,908)								$(11,759,472)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.36 Index, Call	Morgan Stanley & Co. Inc.	8/18/21	110.00	bps	34,440,000	34,440,000	‡	$(11,978)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	8/5/21	5.10	BRL	25,660,000	25,660,000		(57,700)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	10/8/21	5.06	BRL	34,540,000	34,540,000		(450,184)
U.S. Dollar/Japanese Yen, Call	Goldman Sachs Group Inc.	9/30/21	112.50	JPY	16,870,000	16,870,000		(25,964)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	8/17/21	19.75	MXN	16,630,000	16,630,000		(78,485)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	9/15/21	76.00	RUB	33,420,000	33,420,000		(210,246)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	9/27/21	74.75	RUB	34,100,000	34,100,000		(460,006)

See Notes to Schedule of Investments.

38	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SCHEDULE OF WRITTEN OPTIONS - (continued)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	10/19/21	77.30	RUB	34,540,000	34,540,000	$(324,254)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	8/6/21	73.00	RUB	36,060,000	36,060,000	(136,623)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	8/6/21	74.18	RUB	16,900,000	16,900,000	(246,283)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	9/20/21	71.46	RUB	33,958,000	33,958,000	(144,021)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	9/30/21	72.30	RUB	34,380,000	34,380,000	(297,363)
U.S. Dollar/Russian Ruble, Put	Morgan Stanley & Co. Inc.	10/11/21	72.00	RUB	16,900,000	16,900,000	(139,328)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $4,584,812)							$(2,582,435)

TOTAL WRITTEN OPTIONS (Premiums received - $17,131,720)							$(14,341,907)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble

At July 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	686	6/23	$170,199,878	$170,479,575	$279,697
90-Day Eurodollar	1,920	9/23	475,439,032	476,160,000	720,968
90-Day Eurodollar	13,514	12/23	3,341,661,626	3,347,924,575	6,262,949
Australian Dollar	1,032	9/21	78,865,754	75,707,520	(3,158,234)
British Pound	25	9/21	2,173,656	2,170,781	(2,875)
Canadian Dollar	276	9/21	22,836,870	22,115,880	(720,990)
Japanese Yen	300	9/21	34,260,316	34,175,625	(84,691)
Mexican Peso	2,552	9/21	63,663,557	63,761,720	98,163

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	39

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Russian Ruble	1,029	9/21	$34,978,135	$34,934,550	$(43,585)
U.S. Treasury 2-Year Notes	194	9/21	42,766,727	42,807,313	40,586
U.S. Treasury 5-Year Notes	12,440	9/21	1,538,179,755	1,548,099,656	9,919,901
U.S. Treasury Long- Term Bonds	9,487	9/21	1,507,352,600	1,562,686,781	55,334,181
U.S. Treasury Ultra Long-Term Bonds	567	9/21	112,593,830	113,134,219	540,389

					69,186,459

Contracts to Sell:
90-Day Eurodollar	1,379	12/21	343,935,467	344,146,688	(211,221)
Euro	325	9/21	48,475,002	48,205,625	269,377
Euro-BTP	575	9/21	102,564,112	105,233,424	(2,669,312)
Euro-Bund	5,039	9/21	1,026,859,376	1,055,449,603	(28,590,227)
Euro-Buxl	77	9/21	18,909,972	19,642,022	(732,050)
U.S. Treasury 10-Year Notes	13,871	9/21	1,848,659,287	1,864,999,366	(16,340,079)
U.S. Treasury Ultra 10-Year Notes	302	9/21	45,185,227	45,375,500	(190,273)
United Kingdom Long Gilt Bonds	883	9/21	155,649,450	159,300,352	(3,650,902)
					(52,114,687)

Net unrealized appreciation on open futures contracts					$17,071,772

Abbreviation(s) used in this table:

BTP	— Buoni del Tesoro Poliennali (Italian Treasury Bonds)

At July 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	503,173,200	USD	6,631,511	Goldman Sachs Group Inc.	8/4/21	$241,886
USD	16,786,972	RUB	1,225,616,850	Goldman Sachs Group Inc.	8/4/21	44,920
USD	6,612,000	RUB	503,173,200	Morgan Stanley & Co. Inc.	8/4/21	(261,397)
RUB	208,331,499	USD	2,768,893	Goldman Sachs Group Inc.	8/9/21	74,544
USD	6,146,154	COP	22,753,061,538	Citibank N.A.	8/19/21	285,233
COP	22,753,061,538	USD	6,173,670	Goldman Sachs Group Inc.	8/19/21	(312,750)
MXN	150,119,010	USD	7,483,500	Morgan Stanley & Co. Inc.	8/19/21	37,858

See Notes to Schedule of Investments.

40	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,498,632	MXN	150,119,010	Morgan Stanley & Co. Inc.	8/19/21	$(22,726)
RUB	225,056,769	USD	3,041,308	Citibank N.A.	10/1/21	2,872
USD	17,389,077	EUR	14,645,900	Morgan Stanley & Co. Inc.	10/4/21	(7,351)
USD	8,460,198	RUB	628,635,000	Goldman Sachs Group Inc.	10/6/21	(35,754)
RUB	19,825,000	USD	260,000	Morgan Stanley & Co. Inc.	10/12/21	7,664
BRL	15,076,843	USD	2,882,762	Morgan Stanley & Co. Inc.	10/14/21	(17,447)
INR	1,230,803,022	USD	16,271,424	Citibank N.A.	10/18/21	134,690
CAD	24,757,486	USD	19,710,966	Citibank N.A.	10/19/21	132,116
CNY	60,856,000	USD	9,327,125	Citibank N.A.	10/19/21	43,838
CNY	291,642,000	USD	44,739,289	Citibank N.A.	10/19/21	169,452
USD	6,012,423	EUR	5,100,000	Citibank N.A.	10/19/21	(47,127)
USD	6,138,001	EUR	5,200,000	Citibank N.A.	10/19/21	(40,362)
USD	6,526,547	EUR	5,500,000	Citibank N.A.	10/19/21	(8,260)
USD	15,521,048	MXN	314,950,000	Citibank N.A.	10/19/21	(125,098)
USD	17,436,494	TWD	482,956,000	Citibank N.A.	10/19/21	165,160
BRL	55,920,000	USD	10,617,050	Goldman Sachs Group Inc.	10/19/21	2,544
CAD	15,000	USD	12,005	Goldman Sachs Group Inc.	10/19/21	18
CAD	14,570,000	USD	11,737,392	Goldman Sachs Group Inc.	10/19/21	(59,562)
RUB	293,960,000	USD	3,888,536	Goldman Sachs Group Inc.	10/19/21	75,656
RUB	597,784,975	USD	7,995,679	Goldman Sachs Group Inc.	10/19/21	65,739
RUB	1,225,616,850	USD	16,573,812	Goldman Sachs Group Inc.	10/19/21	(45,780)
USD	15,012,638	BRL	76,620,000	Goldman Sachs Group Inc.	10/19/21	461,972
USD	4,515,236	EUR	3,800,000	Goldman Sachs Group Inc.	10/19/21	278
USD	2,477,151	GBP	1,800,000	Goldman Sachs Group Inc.	10/19/21	(25,302)
USD	6,820,030	GBP	4,927,059	Goldman Sachs Group Inc.	10/19/21	(29,822)
USD	71,557	TWD	1,995,000	Goldman Sachs Group Inc.	10/19/21	212
ZAR	9,988,464	USD	686,681	Goldman Sachs Group Inc.	10/19/21	(11,880)
AUD	245,000	USD	182,231	JPMorgan Chase & Co.	10/19/21	(2,372)
JPY	665,329,000	USD	6,043,276	JPMorgan Chase & Co.	10/19/21	25,368
KRW	278,241,000	USD	242,370	JPMorgan Chase & Co.	10/19/21	(758)
KRW 19,571,911,000		USD	17,255,681	JPMorgan Chase & Co.	10/19/21	(260,323)
RUB	1,230,687,669	USD	16,353,784	JPMorgan Chase & Co.	10/19/21	242,631
USD	1,260,036	AUD	1,691,460	JPMorgan Chase & Co.	10/19/21	18,300
USD	10,910,404	AUD	14,547,206	JPMorgan Chase & Co.	10/19/21	231,000
USD	10,112,244	CNH	65,929,810	JPMorgan Chase & Co.	10/19/21	(18,752)
USD	1,365,832	IDR	20,070,904,000	JPMorgan Chase & Co.	10/19/21	(13,708)
USD	53,688,960	IDR	792,341,665,100	JPMorgan Chase & Co.	10/19/21	(771,318)
USD	16,090,774	JPY	1,765,973,719	JPMorgan Chase & Co.	10/19/21	(17,145)
BRL	1,466,000	USD	276,265	Morgan Stanley & Co. Inc.	10/19/21	2,139

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	41

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	55,242,000	USD	10,491,847	Morgan Stanley & Co. Inc.	10/19/21	$(1,011)
BRL	288,958,514	USD	54,966,292	Morgan Stanley & Co. Inc.	10/19/21	(91,079)
COP	4,896,447,000	USD	1,271,342	Morgan Stanley & Co. Inc.	10/19/21	(14,045)
COP	21,069,820,000	USD	5,536,021	Morgan Stanley & Co. Inc.	10/19/21	(125,767)
COP	31,252,650,000	USD	8,129,819	Morgan Stanley & Co. Inc.	10/19/21	(104,844)
EUR	17,634,327	USD	20,972,753	Morgan Stanley & Co. Inc.	10/19/21	(20,581)
MXN	42,614,000	USD	2,116,496	Morgan Stanley & Co. Inc.	10/19/21	490
NOK	8,738,554	USD	1,001,599	Morgan Stanley & Co. Inc.	10/19/21	(12,494)
RUB	5,882,000	USD	77,706	Morgan Stanley & Co. Inc.	10/19/21	1,616
USD	70,476,372	MXN	1,424,221,757	Morgan Stanley & Co. Inc.	10/19/21	(276,386)
USD	25,453,862	RUB	1,932,075,362	Morgan Stanley & Co. Inc.	10/19/21	(601,104)
USD	10,045,040	RUB	751,670,343	JPMorgan Chase & Co.	10/29/21	(74,756)

Total						$(988,865)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

42	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

At July 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Bank of America
N.A.	410,850,000	BRL	1/2/24	BRL-CDI**	7.207**	—	$(1,345,556)
Goldman Sachs Group Inc.	678,600,000	RUB	3/2/31	RUB-MOSPRIME-NFEA**	7.020**	—	(9,503)
JPMorgan Chase & Co.	105,373,000	BRL	1/2/24	BRL-CDI**	7.280**	—	(173,736)
JPMorgan Chase & Co.	191,900,000	BRL	1/2/24	BRL-CDI**	6.917**	—	(529,410)
JPMorgan Chase & Co.	240,070,000	BRL	1/2/24	BRL-CDI**	6.520**	—	(1,084,683)
Goldman Sachs Group Inc.	273,801,000	BRL	1/2/24	BRL-CDI**	7.400**	—	(708,922)

Total						—	$(3,851,810)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$213,385,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(451)	$77,735
301,793,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	52,242
958,061,000	3/1/25	3-Month LIBOR quarterly	1.410% semi-annually	(515,405)	3,504,221
339,656,000	6/21/25	3-Month LIBOR quarterly	1.515% semi-annually	40,547	1,073,134
33,630,000	5/12/26	CPURNSA**	2.790**	(52,507)	(340,238)
1,158,591,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(1,609,249)	31,864,891
98,052,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(329,133)	2,930,760
176,848,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	217,594	(3,093,179)
103,751,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(315,825)	(2,142,690)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	43

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$138,670,000	5/20/30	0.713% semi-annually	3-Month LIBOR quarterly	$(73,136)	$5,925,162
	145,530,000	6/24/30	0.689% semi-annually	3-Month LIBOR quarterly	—	6,596,221
	148,530,000	7/8/30	0.680% semi-annually	3-Month LIBOR quarterly	—	6,911,047
	41,100,000	7/20/45	0.560% annually	Daily SOFR annually	253,132	6,871,104
	12,970,000	8/19/45	0.740% annually	Daily SOFR annually	—	1,711,428
	12,800,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	586,142	1,722,552
	77,913,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	346,073	11,017,744
	17,476,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	96,262	1,690,085
	8,507,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	7,577	815,584
	8,329,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	49,041	19,288
	21,337,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	240,553	(152,761)
	48,402,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	697,680	(4,201,918)
	14,798,000	2/15/47	2.250% semi-annually	3-Month LIBOR quarterly	(18,497)	(1,860,108)
	20,905,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(1,641,120)
	5,620,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	95,340	951,058
	5,030,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	39,715	546,009
	1,492,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	15,517	(144,273)
	4,478,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(560)	(408,856)
	35,100,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	—	73,714

Total	$4,152,754,000				$(229,590)	$70,368,836

See Notes to Schedule of Investments.

44	Western Asset Macro Opportunities Fund 2021 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Teva
Pharmaceutical
Finance Co. BV, 3.650%, due 11/10/21	$3,270,000	6/20/26	3.115%	1.000% quarterly	$(298,554)	$(315,156)	$16,602

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.36 Index	$50,290,000	6/20/26	5.000% quarterly	$4,625,259	$3,990,994	$634,265
Markit CDX.NA.IG.36 Index	260,164,000	6/20/26	1.000% quarterly	6,270,733	5,409,267	861,466

Total	$310,454,000			$10,895,992	$9,400,261	$1,495,731

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2021 Quarterly Report	45

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
MOSPRIME-NFEA	— Moscow Prime Offered Rate-National Foreign Exchange Association
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

46	Western Asset Macro Opportunities Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

47

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

48

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$164,472,212	$2,483,937	$166,956,149
Other Corporate Bonds & Notes	—	474,439,596	—	474,439,596
Sovereign Bonds	—	474,117,293	—	474,117,293
U.S. Government & Agency Obligations	—	332,269,072	—	332,269,072
Collateralized Mortgage Obligations	—	78,399,636	—	78,399,636
Asset-Backed Securities	—	53,214,197	—	53,214,197
Senior Loans	—	16,653,096	—	16,653,096
Purchased Options:
Exchange-Traded Purchased Options	$1,602,534	—	—	1,602,534
OTC Purchased Options	—	4,798,121	—	4,798,121
Municipal Bonds	—	5,024,945	—	5,024,945
Common Stocks:
Energy	445,035	—	—	445,035
Financials	—	2,048,116	—	2,048,116
Warrants	62,542	—	—	62,542

Total Long-Term Investments	2,110,111	1,605,436,284	2,483,937	1,610,030,332

Short-Term Investments†:
Sovereign Bonds	—	851,551	—	851,551
Money Market Funds	4,283,953	—	—	4,283,953

Total Short-Term Investments	4,283,953	851,551	—	5,135,504

Total Investments	$6,394,064	$1,606,287,835	$2,483,937	$1,615,165,836

49

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$73,466,211	—	—	$73,466,211
Forward Foreign Currency Contracts††	—	$2,468,196	—	2,468,196
Centrally Cleared Interest Rate Swaps††	—	84,353,979	—	84,353,979
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	16,602	—	16,602
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,495,731	—	1,495,731

Total Other Financial Instruments	$73,466,211	$88,334,508	—	$161,800,719

Total	$79,860,275	$1,694,622,343	$2,483,937	$1,776,966,555

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$11,759,472	—	—	$11,759,472
OTC Written Options	—	$2,582,435	—	2,582,435
Futures Contracts††	56,394,439	—	—	56,394,439
Forward Foreign Currency Contracts††	—	3,457,061	—	3,457,061
OTC Interest Rate Swaps	—	3,851,810	—	3,851,810
Centrally Cleared Interest Rate Swaps††	—	13,985,143	—	13,985,143

Total	$68,153,911	$23,876,449	—	$92,030,360

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

50

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized	Interest	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at July 31,
		Cost	Shares	Cost	Shares	Gain (Loss)	Income	(Depreciation)	2021
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,106,430	$701,672,889	701,672,889	$721,495,366	721,495,366	—	$1,961	—	$4,283,953

51